Stockholders' Equity (Deficit)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity (Deficit)
8. Stockholders’ Equity (Deficit)
Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock consisted of the following as of December 31, 2021 (in thousands, except per share amounts):

	December 31, 2021
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	6,888,563	6,888,563	$57,408	$57,822
Series B	$1.6427	12,629,427	12,629,425	$114,425	$106,012

Total		19,517,990	19,517,988	$171,833	$163,834

In connection with the Merger, all previously issued and outstanding redeemable convertible preferred stock was converted into an equivalent number of shares of common stock of the Company on a one
-to-one
basis, then multiplied by the Exchange Ratio pursuant to the Merger Agreement. Refer to Note 3,
Reverse Recapitalization,
for further details of the Merger.
Common Stock
Holders of common stock are entitled to one vote per share, and to receive dividends and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders. The holders have no preemptive or other subscription rights, and there are no redemption or sinking fund provisions with respect to such shares. Common stock is subordinate to the redeemable convertible preferred stock with respect to dividend rights and rights upon liquidation, winding up, and dissolution of the Company. Through June 30, 2022, no cash dividends have been declared or paid.
At June 30, 2022 and December 31, 2021, the Company was authorized to issue 500,000,000 and 27,006,600 shares of common stock, respectively all at a par value of $0.0001 per share, and had reserved the following shares for future issuance:

	June 30, 2022	December 31, 2021
Series A and B redeemable convertible preferred stock	—	19,517,988
Unvested early exercised common stock	288,807	473,373
Stock options to purchase common stock	8,779,368	2,291,838
Common stock options available for future grant under stock option plan	2,492,735	717,617

Total	11,560,910	23,000,816

On June 8, 2022, upon the Closing, all of the outstanding redeemable convertible preferred stock was converted to Common Stock pursuant to the conversion rate effective immediately prior to the Merger and the Exchange Ratio and the remaining amount was reclassified to additional paid-in
capital. Refer to Note 3,
Reverse Recapitalization,
for further details of the Merger.
Preferred Stock
In connection with the close of the Merger, the Company’s Amended and Restated Certificate of Incorporation provides the Company’s board of directors with the authority to issue $0.0001 par value preferred stock in one more series and to establish from time to time the number of shares to be included in each such series, by adopting a resolution and filing a certification of designations. Voting powers, designations, powers, preferences and relative, participating, optional, special and other rights shall be stated and expressed in such resolutions. There were 10,000,000 shares designated as preferred stock and none were outstanding as of June 30, 2022.
Contingent Earnout Equity
Following the Closing, former holders of Legacy Senti common stock and preferred stock may receive up to 2,000,000 additional shares of the Company’s common stock in the aggregate, in two equal tranches of 1,000,000 shares of common stock per tranche. The first and second tranches are issuable if the closing volume weighted average price (“VWAP”) per share of common stock quoted on the Nasdaq (or the exchange on which the shares of common stock are then listed) is greater or equal to $15.00 and $20.00, respectively over any twenty trading days within any thirty-day
trading period. The first and second tranche term is two and three years, respectively, from the closing of the Merger. If there is a change of control within the three-year following the closing of the Merger that results in a per share price equal to or in excess of the $15.00 and $20.00 share price milestones not previously met, then Company shall issue the earnout shares to the holders of Legacy Senti common stock and preferred stock.
The estimated fair value of the total Contingent Earnout Shares at the Closing on June 8, 2022, was $9.8 million based on a Monte Carlo simulation valuation model. Of this amount, $9.7 million was accounted for as a Contingent Earnout Liability because the triggering events that determine the number of Contingent Earnout Shares required to be issued include events that are not solely indexed to the common stock of the Company. The remaining balance of $0.1 million relates to holders of Legacy Senti common stock that are subject to repurchase were accounted for as stock-based compensation and recorded as an expense, as there was no remaining service period. The Contingent Earnout Liability was remeasured to fair value as of June 30, 2022, resulting in the recording of a non-cash
gain of $8.9 million for the three and six months ended June 30, 2022, classified within change in fair value of contingent earnout liability in the condensed consolidated statements of operations and comprehensive loss.
Assumptions used in the valuation are described below:

	June 08, 2022	June 30, 2022
Current stock price	$7.51	$1.97
Expected share price volatility	81.0%	85.0%
Risk-free interest rate	2.94%	2.99%
Estimated dividend yield	0.0%	0.0%
Expected term (years)	3.0	3.0